Right-of-use assets and Lease liabilities - Additional Disclosures Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Interest expense on lease liabilities	$ 15	$ 13	$ 13
Expense on short-term, low value and variable leases	3	7
Total cash outflows for leases	87	92
Lease liability payments	69	72	$ 69
Interest payments	15	13
Short-term and low value lease payments	$ 3	$ 7